Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Goodwill [Line Items]
Goodwill balance, beginning of period	$ 13,973	$ 8,317
Goodwill acquired during the year	6,209	5,504
Currency translation adjustment	(170)	152
Impairment losses
Goodwill	20,030	13,821
Accumulated currency translation adjustment	(18)	152
Goodwill balance, end of period	20,012	13,973
ASIC Segment [Member]
Schedule of Goodwill [Line Items]
Goodwill balance, beginning of period
Goodwill acquired during the year		5,504
Currency translation adjustment	(170)	152
Impairment losses
Goodwill	5,504	5,504
Accumulated currency translation adjustment	(18)	152
Goodwill balance, end of period	5,486	5,656
Semiconductors segment [Member]
Schedule of Goodwill [Line Items]
Goodwill balance, beginning of period		8,317
Goodwill acquired during the year
Currency translation adjustment
Impairment losses
Goodwill	8,317	8,317
Accumulated currency translation adjustment
Goodwill balance, end of period	8,317	8,317
Non-reportable Segment [Member]
Schedule of Goodwill [Line Items]
Goodwill balance, beginning of period
Goodwill acquired during the year	6,209
Currency translation adjustment
Impairment losses
Goodwill	6,209
Accumulated currency translation adjustment
Goodwill balance, end of period	$ 6,209